Critical accounting estimates and assumptions (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 EUR (€)
Critical accounting estimates and assumptions
Accumulated loss	€ 137	€ 176
Total assets	124,157	146,071
Cash and cash equivalents	21,610	17,888	€ 135,509		€ 92,300
Revenue generating activities	(43,989)	(28,349)	(25,062)
Current financial assets	36,138	76,968		$ 34.4
Current assets	68,351	100,260
Loss brought forward	€ (160,829)	(118,212)
Discount rate fixed part reimbursement recoverable cash advances	5.00%			5.00%
Discount rate variable part reimbursement recoverable cash advances	12.50%			12.50%
Costs capitalized as intangible assets	€ 46,608	39,972
Revenue from sale of goods	4,348	3,084	852
Consolidated
Critical accounting estimates and assumptions
Accumulated loss	160,800
Total assets	124,200
Cash and cash equivalents	21,600	17,900
Current assets	€ 68,400
Discount rate fixed part reimbursement recoverable cash advances	5.00%			5.00%
Discount rate variable part reimbursement recoverable cash advances	12.50%			12.50%
Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	€ 49,262	41,664	€ 26,201
Genio system, first-generation | Cost | Consolidated
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	11,400
Genio system, second-generation | Cost | Consolidated
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	€ 37,300	€ 29,600